Equity - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Ordinary shares
Ordinary Shares Fully paid, shares	3,544,216,160	2,364,949,502	460,367,051
Ordinary Shares Fully paid, value	$ 209,933,371	$ 176,558,493	$ 100,681,716
Ordinary shares	3,544,216,160	2,364,949,502	460,367,051	460,367,051	339,313,037
Ordinary shares value	$ 209,933,371	$ 176,558,493	$ 100,681,716